Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flow from operating activities
Net loss	$ (19,928,085)	$ (19,278,511)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on debt extinguishment	8,322,400
Depreciation and amortization	1,491,985	1,795,566
Share-based compensation expense	4,625,921	4,730,277
Interest expense, net	4,394,114	2,631,148
Foreign exchange gain/(loss), net	(129,937)	945,391
Other non-cash	204,132	416,629
Changes in operating assets and liabilities:
Accounts receivable	101,321	(554,030)
Inventories	42,118	(30,188)
Other current assets	(557,526)	787,601
Accounts payable	(1,846,724)	279,687
Deferred revenue	365,067	155,094
Accrued expenses, employee benefit and other current liabilities	345,412	(51,883)
A. Net cash used in operating activities	(2,569,802)	(8,173,219)
Cash flow from investing activities
Purchase of treasury shares	(287,254)	(195,438)
Purchase of property and equipment	(222,020)	(282,430)
B. Net cash used in investing activities	(509,274)	(477,868)
Cash flow from financing activities
Proceeds from issuance of convertible notes	7,745,487	8,375,750
Repayment of term loans		(833,334)
Proceeds from exercise of employee share options	30,390	167,930
C. Net cash generated from financing activities	7,775,877	7,710,346
D. Increase/(Decrease) in cash and cash equivalents (A+B+C)	4,696,801	(940,741)
E. Cash and cash equivalents at beginning of the period	7,805,859	5,148,857
Cash and cash equivalents at ending of the period (D+E)	12,502,660	4,208,116
Supplemental disclosures of cash flow information:
Interest paid, net	(4,030,836)	(3,163,818)
Conversion of convertible notes into shares	500,000	1,100,000
Carrying amount of convertible notes extinguished	(5,558,600)
Fair value of amended convertible notes issued	$ 16,442,000